Cover	Apr. 22, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 22, 2024
Entity File Number	001-37411
Entity Registrant Name	TREX WIND-DOWN, INC.
Entity Central Index Key	0001504167
Entity Tax Identification Number	59-3843182
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3 Mountainview Road
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Warren
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07059
City Area Code	(908)
Local Phone Number	636-7160
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false